Income Taxes (Narrative) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit [Line Items]
Total current benefit (expense)	$ (24,566)	$ (36,353)	$ 3,668
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Reduction to current tax expense	35,400		67,300
Valuation Allowance Recorded	339,800	143,500
Total deferred benefit	(33,923)	158,170	304,611
Deferred Tax Assets Net Current Classification [Abstract]
Current net deferred tax assets included in net deferred tax liabilities	37,800	52,000
Net deferred tax liabilities	1,526,095	1,485,853
Foreign deferred tax liabilities	13,600	19,800
Foreign net operating loss carryforwards	153,000
Deferred Tax Assets Operating Loss Carryforwards Components [Abstract]
Net operating loss carryforwards (tax effected)	1,300,000
Deferred tax assets related to stock-based compensation expense included in net deferred tax liabilities	28,900
Foreign income before taxes	97,200	48,300	84,000
Income Tax Reconciliation Tax Settlements [Abstract]
Settlement of U.S. Federal and state tax examinations	$ 28,900	$ 20,200	$ 60,600
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued [Abstract
Effective tax rate	(8.00%)	17.00%	43.00%
Interest and penalties accrued related to unrecognized tax benefits	$ 40,800	$ 49,400
Total unrecognized tax benefits and accrued interest and penalties	147,700	178,800
Portion of unrecognized tax benefits, interest and penalties recorded in "Other long-term liabilities"	110,400	131,000
Noncurrent portion of unrecognized tax benefits netted against deferred tax assets	35,000	36,100
Unrecognized tax benefits that would impact effective tax rate	68,800	100,100
Portion of unrecognized tax benefits included in "Accrued Expenses"	2,300	$ 11,600
Federal and State Net Operating Losses [Member]
Valuation Allowance [Abstract]
Valuation Allowance	487,100
Foreign Net Operating Loss Carryforwards [Member]
Valuation Allowance [Abstract]
Valuation Allowance	146,400
Other Foreign Deferred Tax Assets [Member]
Valuation Allowance [Abstract]
Valuation Allowance	$ 22,100